Intangible Assets, Net (Details) - Schedule of Movement of Intangible Assets - USD ($)		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Gross Carrying Amount [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year		$ 6,918,572
Additions	[1]	37,540,792	6,918,572
Disposal
Foreign exchange translation		274,471
Balance at end of the year		44,733,835	6,918,572
Accumulated Amortization [Member]
Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year		412,780
Additions	[1]	5,365,220	426,983
Disposal
Foreign exchange translation		159,573	(14,203)
Balance at end of the year		$ 5,937,573	$ 412,780

[1]	Additions are all acquired from third-party suppliers in the current year.